Warrants (Details Narrative) - USD ($)		12 Months Ended
	Jun. 21, 2023	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Warrants outstanding, intrinsic value		$ 0.0	$ 0.0	$ 0.0
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Warrant [Member]
Class of Warrant or Right [Line Items]
Loss (gain) in change of fair value of warrant liabilities		$ 200,000
Line of Credit [Member] | Fair Value, Inputs, Level 3 [Member] | Reported Value Measurement [Member]
Class of Warrant or Right [Line Items]
Warrants liabilities		$ 2,200,000	$ 2,200,000
Secured Debt [Member] | Line of Credit [Member] | Alphia Term Loan Facility [Member]
Class of Warrant or Right [Line Items]
Term loan remains outstanding period	12 months
First Tranche Warrant [Member] | Secured Debt [Member] | Line of Credit [Member] | Alphia Term Loan Facility [Member]
Class of Warrant or Right [Line Items]
Number of warrants converted	148,758
Common stock, par value	$ 0.001
Price per share	$ 11.44
Second Tranche Warrant [Member] | Secured Debt [Member] | Line of Credit [Member] | Alphia Term Loan Facility [Member]
Class of Warrant or Right [Line Items]
Number of warrants converted	186,882
Price per share	$ 11.44
Warrants expiration	Jun. 21, 2028